BANK BORROWINGS (Schedule of Long-Term Bank Borrowings) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term bank borrowings	$ 122,859,120	$ 125,438,845
Guaranteed [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	92,800,000	95,400,000
The Group and CEEG (Nanjing) Special Transformer Co., Ltd's real estate, and CEEG (Jiangsu) Limited [Member] | Guaranteed [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	31,800,000
Bank of Nanjing and China Electric Equipment Group Co., Ltd. [Member] | Guaranteed [Member]
Debt Instrument [Line Items]
Long-term bank borrowings		39,700,000
Land use right and machinery [Member] | Guaranteed [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	50,200,000	46,200,000
Construction in progress [Member] | Guaranteed [Member]
Debt Instrument [Line Items]
Long-term bank borrowings	$ 10,800,000	$ 9,500,000